Long Term Loan to a Third-Party	6 Months Ended
Jun. 30, 2025
Long Term Loan to a Third-Party [Abstract]
LONG TERM LOAN TO A THIRD-PARTY

NOTE 6 — LONG TERM LOAN TO A THIRD-PARTY

Long term loan to a third-party consisted of the following:

	June 30, 2025	December 31, 2024
Long term loan to a third-party	$-	$2,000,000
Total long term loan to a third-party	$-	$2,000,000

Current portion of loan to a third-party	-	2,000,000
Non-current portion of loan to a third-party	-	-

On April 3, 2023, the Company entered a loan agreement with Liberty Asset Management Capital Limited (the “Borrower”) to lend the Borrower $2.0 million for two years, with a maturity date of April 3, 2025. The loan has a fixed interest rate of 4.5% per annum. The Company recorded interest income of $44,877 for the six months ended June 30, 2024. Due to the Borrower’s financial distress, the Company collected $1.5 million upon maturity of the loan, and the remaining balance of 0.5 million was charged off and recognized as the bad debt written-off, which was recorded in the general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss) during the six months ended June 30, 2025.